MINERAL PROPERTIES (Details 2) (USD $)									1 Months Ended
	Jun. 30, 2013 mi	Dec. 31, 2012	Apr. 05, 2012	Mar. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2008	Jun. 30, 2013 Relief Canyon Mine item	Apr. 30, 2012 Pershing Pass Property item	Feb. 29, 2012 Pershing Pass Property item	Jun. 30, 2013 Pershing Pass Property	Apr. 05, 2012 Victoria Gold acre item
Distance of Relief Canyon properties from Reno, Nevada	100
Unpatented Lode Mining Claims Owned				84	283		489	84			489	283
Unpatented Millsites owned				118				118
Number of open pit mines								3
Number of cells included in heap leach pads								6
Number of solution ponds								2
Number of carbon columns included in ADR								4
Number of Unpatented Lode Mining Claims acquired										30
Net Smelter Return Royalty Percentage			2.00%									2.00%
Acres of Property			13,300				9,700				9,700	13,300
Area of properties held under leases and subleases												8,900
Additional Mining Claims purchased									17
Unpatented mining claims owned on which royalty owed to Victoria Gold												221
Reclamation bond deposit	$ 4,645,533	$ 4,645,533				$ 4,557,629
Adjustment to the carrying value of mineral rights	$ 0